JNL/Mellon Capital Dow 10 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	JNL/Mellon Capital DOW 10 FUND JNL/Mellon Capital DOW 10 FUND (A)
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.67%

Expense Example [Heading]	Expense Example.
Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital DOW 10 FUND JNL/Mellon Capital DOW 10 FUND (A)	68	214	373	835

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Portfolio Turnover, Rate	30.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	20.20%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(28.70%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital DOW 10 FUND	Label	1 Year	5 Years	10 Years
JNL/Mellon Capital DOW 10 FUND (A)	Class A	11.26%	0.46%	5.03%
JNL/Mellon Capital DOW 10 FUND (A) Dow Jones Industrial Average	Dow Jones Industrial Average	10.24%	2.62%	7.32%

JNL/Mellon Capital S&P 10 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	JNL/MC S&P 10 FUND JNL/MC S&P 10 FUND (A)
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.67%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P 10 FUND JNL/MC S&P 10 FUND (A)	68	214	373	835

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Portfolio Turnover, Rate	123.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The stocks in the S&P 500 are first ranked by market capitalization and then half of largest market capitalization companies are selected. From these selected companies half of the companies with the lowest price to sale ratio are selected and then from this group ten companies with the greatest one-year price appreciation are selected.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	18.53%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(32.29%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC S&P 10 FUND	Label	1 Year	5 Years	10 Years
JNL/MC S&P 10 FUND (A)	Class A	19.68%	(7.42%)	3.68%
JNL/MC S&P 10 FUND (A) SP 500 Index	S&P 500	16.00%	1.66%	7.10%

JNL/Mellon Capital Global 15 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	JNL/MC GLOBAL 15 FUND JNL/MC GLOBAL 15 FUND (A)
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.70%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC GLOBAL 15 FUND JNL/MC GLOBAL 15 FUND (A)	72	224	390	871

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Portfolio Turnover, Rate	53.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	29.32%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.34%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC GLOBAL 15 FUND	Label	1 Year	5 Years	10 Years
JNL/MC GLOBAL 15 FUND (A)	Class A	22.91%	(2.69%)	9.83%
JNL/MC GLOBAL 15 FUND (A) MSCI World Index	MSCI World Index	15.83%	(1.18%)	7.51%

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC NASDAQ 25 FUND	JNL/MC NASDAQ 25 FUND (A)	JNL/MC NASDAQ 25 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Acquired Fund Fees and Expenses	0.69%	0.49%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC NASDAQ 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC NASDAQ 25 FUND (A)	70	221	384	859
JNL/MC NASDAQ 25 FUND (B)	50	157	274	616

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.  The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one-year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected.  The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC NASDAQ 25 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC NASDAQ 25 FUND (A)	Class A	19.66%	2.33%	5.09%	Oct 4, 2004
JNL/MC NASDAQ 25 FUND (A) Nasdaq 100 Index	Nasdaq 100 Index	18.36%	5.89%	8.31%	Oct 4, 2004
JNL/MC NASDAQ 25 FUND (B)	Class B	19.75%	2.52%	3.51%	Dec 3, 2007
JNL/MC NASDAQ 25 FUND (B) Nasdaq 100 Index	Nasdaq 100 Index	18.36%	5.89%	5.99%	Dec 3, 2007

JNL/Mellon Capital Nasdaq 25 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	78.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	16.02%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.02%)
JNL/Mellon Capital Nasdaq 25 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	78.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	16.05%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.01%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to provide capital appreciation.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC VALUE LINE 30 FUND	JNL/MC VALUE LINE 30 FUND (A)	JNL/MC VALUE LINE 30 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.10%	0.10%
Acquired Fund Fees and Expenses	0.74%	0.54%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC VALUE LINE 30 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC VALUE LINE 30 FUND (A)	76	237	411	918
JNL/MC VALUE LINE 30 FUND (B)	55	173	302	677

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for “TimelinessTM”.  Value Line® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges.  Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.  Value Line® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.  The 30 companies are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC VALUE LINE 30 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC VALUE LINE 30 FUND (A)	Class A	9.16%	(9.11%)	1.86%	Oct 4, 2004
JNL/MC VALUE LINE 30 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004
JNL/MC VALUE LINE 30 FUND (B)	Class B	9.25%	(9.13%)	(8.76%)	Dec 3, 2007
JNL/MC VALUE LINE 30 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	(1.62%)	Dec 3, 2007

JNL/Mellon Capital Value Line 30 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	106.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	21.70%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	(33.74%)
JNL/Mellon Capital Value Line 30 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	106.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	21.86%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	(33.71%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to provide the potential for an above-average total return.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC DOW DIVIDEND FUND	JNL/MC DOW DIVIDEND FUND (A)	JNL/MC DOW DIVIDEND FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.67%	0.47%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC DOW DIVIDEND FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC DOW DIVIDEND FUND (A)	68	214	373	835
JNL/MC DOW DIVIDEND FUND (B)	48	151	263	591

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC DOW DIVIDEND FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC DOW DIVIDEND FUND (A)	Class A	11.49%	(4.26%)	(2.01%)	Jan 17, 2006
JNL/MC DOW DIVIDEND FUND (A) Dow Jones US Select Dividend Index	Dow Jones U.S. Select Dividend Index	10.84%	2.49%	3.32%	Jan 17, 2006
JNL/MC DOW DIVIDEND FUND (B)	Class B	11.57%	(4.11%)	(5.09%)	Dec 3, 2007
JNL/MC DOW DIVIDEND FUND (B) Dow Jones US Select Dividend Index	Dow Jones U.S. Select Dividend Index	10.84%	2.49%	1.86%	Dec 3, 2007

JNL/Mellon Capital Dow Dividend Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	65.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	29.70%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(28.82%)
JNL/Mellon Capital Dow Dividend Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	65.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	29.58%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(28.96%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through capital appreciation.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC S&P 24 FUND	JNL/MC S&P 24 FUND (A)	JNL/MC S&P 24 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC S&P 24 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P 24 FUND (A)	67	211	368	822
JNL/MC S&P 24 FUND (B)	47	148	258	579

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation.  To select the companies for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield, and highest bullish indicator.  The Sub-Adviser then selects three companies from each of the right sectors.  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC S&P 24 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC S&P 24 FUND (A)	Class A	11.53%	1.74%	2.87%	May 1, 2006
JNL/MC S&P 24 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	3.54%	May 1, 2006
JNL/MC S&P 24 FUND (B)	Class B	11.81%	1.96%	1.71%	Dec 3, 2007
JNL/MC S&P 24 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	1.62%	Dec 3, 2007

JNL/Mellon Capital S&P 24 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	98.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	14.47%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(21.87%)
JNL/Mellon Capital S&P 24 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	98.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	14.61%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(21.88%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to provide capital appreciation.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC S&P SMID 60 FUND	JNL/MC S&P SMID 60 FUND (A)	JNL/MC S&P SMID 60 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC S&P SMID 60 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P SMID 60 FUND (A)	67	211	368	822
JNL/MC S&P SMID 60 FUND (B)	47	148	258	579

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies.

The Fund invests in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 companies in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) (each an “Index”, collectively the “Indexes”).  The 60 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation, and ratio of cash flow per share to stock price.  The 30 companies selected from the S&P MidCap 400 are given twice the weight of the 30 companies selected from the S&P SmallCap 600.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC S&P SMID 60 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC S&P SMID 60 FUND (A)	Class A	13.85%	7.43%	4.41%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (A) S&P Midcap 400 Index	S&P Midcap 400 Index	17.88%	5.15%	4.35%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (A) S&P Smallcap 600 Index	S&P Smallcap 600 Index	16.32%	5.14%	3.48%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (B)	Class B	13.96%	7.59%	4.58%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (B) S&P Midcap 400 Index	S&P Midcap 400 Index	17.88%	5.15%	4.35%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (B) S&P Smallcap 600 Index	S&P Smallcap 600 Index	16.32%	5.14%	3.48%	Apr 30, 2007

JNL/Mellon Capital S&P SMid 60 Fund (A)
Prospectus [Line Items]
Expense [Heading]	Expenses
Shareholder Fees [Table]	Not Applicable
Expense Example [Heading]	Expense Example.
Portfolio Turnover, Rate	90.00%
Bar Chart and Performance Table [Heading]	Performance.
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	43.87%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	(26.40%)
JNL/Mellon Capital S&P SMid 60 Fund (B)
Prospectus [Line Items]
Expense [Heading]	Expenses
Shareholder Fees [Table]	Not Applicable
Expense Example [Heading]	Expense Example.
Portfolio Turnover, Rate	90.00%
Bar Chart and Performance Table [Heading]	Performance.
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	43.91%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	(26.28%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to provide capital appreciation.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC NYSE INTERNATIONAL 25 FUND	JNL/MC NYSE INTERNATIONAL 25 FUND (A)	JNL/MC NYSE INTERNATIONAL 25 FUND (B)
Management Fees (as a percentage of Assets)	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Acquired Fund Fees and Expenses	0.78%	0.58%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC NYSE INTERNATIONAL 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC NYSE INTERNATIONAL 25 FUND (A)	80	249	433	966
JNL/MC NYSE INTERNATIONAL 25 FUND (B)	59	186	324	726

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on each Stock Selection Date by ranking the stocks of the NYSE International IndexSM based on two factors: price to book and price to cash flow. The Sub-Adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC NYSE INTERNATIONAL 25 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC NYSE INTERNATIONAL 25 FUND (A)	Class A	11.69%	(8.56%)	(5.01%)	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (A) NYSE International 100 Index	NYSE International 100 Index	16.80%	(4.15%)	(2.16%)	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (B)	Class B	12.02%	(8.36%)	(4.81%)	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (B) NYSE International 100 Index	NYSE International 100 Index	16.80%	(4.15%)	(2.16%)	Apr 30, 2007

JNL/Mellon Capital NYSE International 25 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	78.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	47.00%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2011)
Lowest Quarterly Return	(26.27%)
JNL/Mellon Capital NYSE International 25 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	78.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	46.96%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2011)
Lowest Quarterly Return	(26.16%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC 25 FUND	JNL/MC 25 FUND (A)	JNL/MC 25 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.64%	0.44%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC 25 FUND (A)	65	205	357	798
JNL/MC 25 FUND (B)	45	141	246	555

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC 25 FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC 25 FUND (A)	Class A	17.70%	9.29%	10.33%
JNL/MC 25 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	7.10%
JNL/MC 25 FUND (A) S&P Midcap 400/Citigroup Value Index	S&P Midcap 400/Citigroup Value Index	18.54%	4.34%	10.46%
JNL/MC 25 FUND (B)	Class B	17.90%	9.51%		7.56%	May 1, 2006
JNL/MC 25 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%		3.54%	May 1, 2006
JNL/MC 25 FUND (B) S&P Midcap 400/Citigroup Value Index	S&P Midcap 400/Citigroup Value Index	18.54%	4.34%		4.11%	May 1, 2006

JNL/Mellon Capital 25 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	84.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	27.80%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.84%)
JNL/Mellon Capital 25 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	84.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	28.01%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.85%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through capital appreciation.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC SELECT SMALL-CAP FUND	JNL/MC SELECT SMALL-CAP FUND (A	JNL/MC SELECT SMALL-CAP FUND (B
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.65%	0.45%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC SELECT SMALL-CAP FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC SELECT SMALL-CAP FUND (A	66	208	362	810
JNL/MC SELECT SMALL-CAP FUND (B	46	144	252	567

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, or The Nasdaq Stock Market on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The population of securities from which the Fund’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC SELECT SMALL-CAP FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC SELECT SMALL-CAP FUND (A	Class A	15.90%	(3.17%)	4.24%
JNL/MC SELECT SMALL-CAP FUND (A Russell 2000 Index	Russell 2000 Index	16.35%	3.56%	9.12%
JNL/MC SELECT SMALL-CAP FUND (B	Class B	16.17%	2.97%		3.84%	May 1, 2006
JNL/MC SELECT SMALL-CAP FUND (B Russell 2000 Index	Russell 2000 Index	16.35%	3.56%		3.07%	May 1, 2006

JNL/Mellon Capital Select Small-Cap Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	96.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	19.54%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(29.76%)
JNL/Mellon Capital Select Small-Cap Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	96.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 12/31/2011):
Highest Quarterly Return	14.87%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(29.70%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC JNL 5 FUND	JNL/MC JNL 5 FUND (A)	JNL/MC JNL 5 FUND (B)
Management Fees (as a percentage of Assets)	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.64%	0.44%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC JNL 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL 5 FUND (A)	65	205	357	798
JNL/MC JNL 5 FUND (B)	45	141	246	555

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the DowSM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC JNL 5 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL 5 FUND (A)	Class A	18.04%	(0.71%)	4.26%	Oct 4, 2004
JNL/MC JNL 5 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004
JNL/MC JNL 5 FUND (B)	Class B	18.25%	(0.52%)	4.46%	Oct 4, 2004
JNL/MC JNL 5 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004

JNL/Mellon Capital JNL 5 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	67.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	20.27%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.89%)
JNL/Mellon Capital JNL 5 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	67.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	20.61%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.97%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC JNL OPTIMIZED 5 FUND	JNL/MC JNL OPTIMIZED 5 FUND (A)	JNL/MC JNL OPTIMIZED 5 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC JNL OPTIMIZED 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL OPTIMIZED 5 FUND (A)	69	218	379	847
JNL/MC JNL OPTIMIZED 5 FUND (B)	49	154	269	604

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

•	25% in the Nasdaq® 25 Strategy;
•	25% in the Value Line® 30 Strategy;
•	24% in the European 20 Strategy;
•	14% in the Global 15 Strategy; and
•	12% in the 25 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.  The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC JNL OPTIMIZED 5 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL OPTIMIZED 5 FUND (A)	Class A	14.31%	(2.75%)	1.03%	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	3.54%	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND (B)	Class B	14.52%	(2.55%)	1.22%	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	3.54%	May 1, 2006

JNL/Mellon Capital JNL Optimized 5 Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	68.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	22.31%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.87%)
JNL/Mellon Capital JNL Optimized 5 Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	68.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	22.20%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(26.87%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital VIP FUND	JNL/Mellon Capital VIP FUND (A)	JNL/Mellon Capital VIP FUND (B)
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital VIP FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital VIP FUND (A)	69	218	379	847
JNL/Mellon Capital VIP FUND (B)	49	154	269	604

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio)
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.  The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

•	The DowSM Dividend Strategy;
•	The European 20 Strategy;
•	The Nasdaq® 25 Strategy;
•	The S&P 24 Strategy;
•	The Select Small-Cap Strategy; and
•	The Value Line® 30 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital VIP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/Mellon Capital VIP FUND (A)	Class A	12.14%	(2.46%)	3.61%	Oct 4, 2004
JNL/Mellon Capital VIP FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004
JNL/Mellon Capital VIP FUND (B)	Class B	12.38%	(2.27%)	3.81%	Oct 4, 2004
JNL/Mellon Capital VIP FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004

JNL/Mellon Capital VIP Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	74.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	16.44%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(25.66%)
JNL/Mellon Capital VIP Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	74.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	16.37%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(25.62%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital COMMUNICATIONS SECTOR FUND	JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.70%	0.50%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	72	224	390	871
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	51	160	280	628

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Telecommunications Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Telecommunications Index was $1.09 billion to $191.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.  Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital COMMUNICATIONS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	Class A	20.34%	1.59%	9.28%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A) Dow Jones US Telecommunications Index	Dow Jones US Telecommunications Index	18.79%	1.39%	7.03%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	Class B	20.83%	1.76%		6.02%	Mar 5, 2004
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B) Dow Jones US Telecommunications Index	Dow Jones US Telecommunications Index	18.79%	1.39%		6.15%	Mar 5, 2004

JNL/Mellon Capital Communications Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	59.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	21.96%
Lowest Quarterly Return, Label	Worst Quarter (ended 3/31/2008):
Lowest Quarterly Return	(18.69%)
JNL/Mellon Capital Communications Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	59.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	20.38%
Lowest Quarterly Return, Label	Worst Quarter (ended 3/31/2008):
Lowest Quarterly Return	(18.55%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND	JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	69	218	379	847
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)	49	154	269	604

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Consumer Services Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Consumer Services Index was $718.2 million to $228.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer Services Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Consumer Services Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio..

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	Class A	23.47%	8.11%	7.20%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A) Dow Jones US Consumer Services Index	Dow Jones US Consumer Services Index	24.16%	8.76%	8.77%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)	Class B	23.72%	8.31%		5.65%	Mar 5, 2004
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B) Dow Jones US Consumer Services Index	Dow Jones US Consumer Services Index	24.16%	8.76%		6.04%	Mar 5, 2004

JNL/Mellon Capital Consumer Brands Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	29.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	17.87%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(20.50%)
JNL/Mellon Capital Consumer Brands Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	29.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	17.89%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(20.39%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital FINANCIAL SECTOR FUND	JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	JNL/Mellon Capital FINANCIAL SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital FINANCIAL SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	69	218	379	847
JNL/Mellon Capital FINANCIAL SECTOR FUND (B)	49	154	269	604

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Financial Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Financial Index was $764.6 million to $179.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Financials Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital FINANCIAL SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	Class A	26.12%	(6.10%)	1.40%
JNL/Mellon Capital FINANCIAL SECTOR FUND (A) Dow Jones US Financials Index	Dow Jones US Financials Index	26.85%	(6.26%)	1.29%
JNL/Mellon Capital FINANCIAL SECTOR FUND (B)	Class B	26.56%	(5.91%)		(2.32%)	Mar 5, 2004
JNL/Mellon Capital FINANCIAL SECTOR FUND (B) Dow Jones US Financials Index	Dow Jones US Financials Index	26.85%	(6.26%)		(2.56%)	Mar 5, 2004

JNL/Mellon Capital Financial Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	32.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	29.71%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(33.22%)
JNL/Mellon Capital Financial Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	32.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	29.24%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(33.15%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital HEALTHCARE SECTOR FUND	JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.67%	0.47%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital HEALTHCARE SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	68	214	373	835
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)	48	151	263	591

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Health Care Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Health Care Index was $853.4 million to $194.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Health Care Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital HEALTHCARE SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	Class A	18.47%	4.86%	7.55%
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A) Dow Jones US Health Care Index	Dow Jones US Health Care Index	19.26%	5.53%	7.44%
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)	Class B	18.77%	5.08%		5.15%	Mar 5, 2004
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B) Dow Jones US Health Care Index	Dow Jones US Health Care Index	19.26%	5.53%		5.62%	Mar 5, 2004

JNL/Mellon Capital Healthcare Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	13.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	17.07%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(13.55%)
JNL/Mellon Capital Healthcare Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	13.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 12/31/2011):
Highest Quarterly Return	9.96%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(13.49%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC OIL & GAS SECTOR FUND	JNL/MC OIL & GAS SECTOR FUND (A	JNL/MC OIL & GAS SECTOR FUND (B
Management Fees (as a percentage of Assets)	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC OIL & GAS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC OIL & GAS SECTOR FUND (A	67	211	368	822
JNL/MC OIL & GAS SECTOR FUND (B	47	148	258	579

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Oil & Gas Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Oil & Gas Index was $677.6 million to $394.6 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC OIL & GAS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC OIL & GAS SECTOR FUND (A	Class A	4.35%	(0.86%)	14.17%
JNL/MC OIL & GAS SECTOR FUND (A Dow Jones US Oil & Gas Index	Dow Jones US Oil & Gas Index	4.71%	(0.35%)	13.77%
JNL/MC OIL & GAS SECTOR FUND (B	Class B	4.53%	(0.66%)		11.76%	Mar 5, 2004
JNL/MC OIL & GAS SECTOR FUND (B Dow Jones US Oil & Gas Index	Dow Jones US Oil & Gas Index	4.71%	(0.35%)		11.80%	Mar 5, 2004

JNL/Mellon Capital Oil & Gas Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	14.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	20.87%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2008):
Lowest Quarterly Return	(25.64%)
JNL/Mellon Capital Oil & Gas Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	14.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	20.91%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2008):
Lowest Quarterly Return	(25.60%)

Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC TECHNOLOGY SECTOR FUND	JNL/MC TECHNOLOGY SECTOR FUND (	JNL/MC TECHNOLOGY SECTOR FUND (
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.67%	0.47%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC TECHNOLOGY SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC TECHNOLOGY SECTOR FUND (	68	214	373	835
JNL/MC TECHNOLOGY SECTOR FUND (	48	151	263	591

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Technology Index was $753.8 million to $501.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC TECHNOLOGY SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC TECHNOLOGY SECTOR FUND (	Class A	11.23%	2.87%	8.07%
JNL/MC TECHNOLOGY SECTOR FUND ( Dow Jones US Technology Index	Dow Jones US Technology Index	12.08%	3.50%	9.16%
JNL/MC TECHNOLOGY SECTOR FUND (	Class B	11.57%	3.08%		4.80%	Mar 5, 2004
Dow Jones US Technology Index	Dow Jones US Technology Index	12.08%	3.50%		5.34%	Mar 5, 2004

JNL/Mellon Capital Technology Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	20.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	21.91%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(25.72%)
JNL/Mellon Capital Technology Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	20.00%
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	22.11%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(25.63%)

JNL/Mellon Capital DOW 10 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/Mellon Capital DOW 10 FUND JNL/Mellon Capital DOW 10 FUND (A)
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.67%

Expense Example.
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital DOW 10 FUND JNL/Mellon Capital DOW 10 FUND (A)	68	214	373	835

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31

Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital DOW 10 FUND	Label	1 Year	5 Years	10 Years
JNL/Mellon Capital DOW 10 FUND (A)	Class A	11.26%	0.46%	5.03%
JNL/Mellon Capital DOW 10 FUND (A) Dow Jones Industrial Average	Dow Jones Industrial Average	10.24%	2.62%	7.32%

JNL/Mellon Capital VIP FUND
Investment Objective.
The investment objective of the Fund is total return.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/Mellon Capital VIP FUND	JNL/Mellon Capital VIP FUND (A)	JNL/Mellon Capital VIP FUND (B)
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/Mellon Capital VIP FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital VIP FUND (A)	69	218	379	847
JNL/Mellon Capital VIP FUND (B)	49	154	269	604

Portfolio Turnover (% of average value of portfolio)
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.  The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

•	The DowSM Dividend Strategy;
•	The European 20 Strategy;
•	The Nasdaq® 25 Strategy;
•	The S&P 24 Strategy;
•	The Select Small-Cap Strategy; and
•	The Value Line® 30 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital VIP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/Mellon Capital VIP FUND (A)	Class A	12.14%	(2.46%)	3.61%	Oct 4, 2004
JNL/Mellon Capital VIP FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004
JNL/Mellon Capital VIP FUND (B)	Class B	12.38%	(2.27%)	3.81%	Oct 4, 2004
JNL/Mellon Capital VIP FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004

JNL/Mellon Capital VIP FUND | JNL/Mellon Capital VIP FUND (A)

JNL/Mellon Capital VIP FUND | JNL/Mellon Capital VIP FUND (B)

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/Mellon Capital COMMUNICATIONS SECTOR FUND	JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.70%	0.50%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	72	224	390	871
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	51	160	280	628

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Telecommunications Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Telecommunications Index was $1.09 billion to $191.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.  Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital COMMUNICATIONS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)	Class A	20.34%	1.59%	9.28%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A) Dow Jones US Telecommunications Index	Dow Jones US Telecommunications Index	18.79%	1.39%	7.03%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)	Class B	20.83%	1.76%		6.02%	Mar 5, 2004
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B) Dow Jones US Telecommunications Index	Dow Jones US Telecommunications Index	18.79%	1.39%		6.15%	Mar 5, 2004

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND	JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	69	218	379	847
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)	49	154	269	604

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Consumer Services Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Consumer Services Index was $718.2 million to $228.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer Services Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Consumer Services Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio..

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)	Class A	23.47%	8.11%	7.20%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A) Dow Jones US Consumer Services Index	Dow Jones US Consumer Services Index	24.16%	8.76%	8.77%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)	Class B	23.72%	8.31%		5.65%	Mar 5, 2004
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B) Dow Jones US Consumer Services Index	Dow Jones US Consumer Services Index	24.16%	8.76%		6.04%	Mar 5, 2004

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)

JNL/Mellon Capital HEALTHCARE SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/Mellon Capital HEALTHCARE SECTOR FUND	JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.67%	0.47%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/Mellon Capital HEALTHCARE SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	68	214	373	835
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Health Care Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Health Care Index was $853.4 million to $194.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Health Care Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital HEALTHCARE SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)	Class A	18.47%	4.86%	7.55%
JNL/Mellon Capital HEALTHCARE SECTOR FUND (A) Dow Jones US Health Care Index	Dow Jones US Health Care Index	19.26%	5.53%	7.44%
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)	Class B	18.77%	5.08%		5.15%	Mar 5, 2004
JNL/Mellon Capital HEALTHCARE SECTOR FUND (B) Dow Jones US Health Care Index	Dow Jones US Health Care Index	19.26%	5.53%		5.62%	Mar 5, 2004

JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)

JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)

JNL/Mellon Capital FINANCIAL SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/Mellon Capital FINANCIAL SECTOR FUND	JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	JNL/Mellon Capital FINANCIAL SECTOR FUND (B)
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/Mellon Capital FINANCIAL SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	69	218	379	847
JNL/Mellon Capital FINANCIAL SECTOR FUND (B)	49	154	269	604

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Financial Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Financial Index was $764.6 million to $179.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Financials Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/Mellon Capital FINANCIAL SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/Mellon Capital FINANCIAL SECTOR FUND (A)	Class A	26.12%	(6.10%)	1.40%
JNL/Mellon Capital FINANCIAL SECTOR FUND (A) Dow Jones US Financials Index	Dow Jones US Financials Index	26.85%	(6.26%)	1.29%
JNL/Mellon Capital FINANCIAL SECTOR FUND (B)	Class B	26.56%	(5.91%)		(2.32%)	Mar 5, 2004
JNL/Mellon Capital FINANCIAL SECTOR FUND (B) Dow Jones US Financials Index	Dow Jones US Financials Index	26.85%	(6.26%)		(2.56%)	Mar 5, 2004

JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (A)

JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (B)

JNL/MC OIL & GAS SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC OIL & GAS SECTOR FUND	JNL/MC OIL & GAS SECTOR FUND (A	JNL/MC OIL & GAS SECTOR FUND (B
Management Fees (as a percentage of Assets)	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC OIL & GAS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC OIL & GAS SECTOR FUND (A	67	211	368	822
JNL/MC OIL & GAS SECTOR FUND (B	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Oil & Gas Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Oil & Gas Index was $677.6 million to $394.6 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC OIL & GAS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC OIL & GAS SECTOR FUND (A	Class A	4.35%	(0.86%)	14.17%
JNL/MC OIL & GAS SECTOR FUND (A Dow Jones US Oil & Gas Index	Dow Jones US Oil & Gas Index	4.71%	(0.35%)	13.77%
JNL/MC OIL & GAS SECTOR FUND (B	Class B	4.53%	(0.66%)		11.76%	Mar 5, 2004
JNL/MC OIL & GAS SECTOR FUND (B Dow Jones US Oil & Gas Index	Dow Jones US Oil & Gas Index	4.71%	(0.35%)		11.80%	Mar 5, 2004

JNL/MC OIL & GAS SECTOR FUND | JNL/MC OIL & GAS SECTOR FUND (A

JNL/MC OIL & GAS SECTOR FUND | JNL/MC OIL & GAS SECTOR FUND (B

JNL/MC TECHNOLOGY SECTOR FUND
Investment Objective.
The objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC TECHNOLOGY SECTOR FUND	JNL/MC TECHNOLOGY SECTOR FUND (	JNL/MC TECHNOLOGY SECTOR FUND (
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.67%	0.47%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC TECHNOLOGY SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC TECHNOLOGY SECTOR FUND (	68	214	373	835
JNL/MC TECHNOLOGY SECTOR FUND (	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Technology Index was $753.8 million to $501.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC TECHNOLOGY SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC TECHNOLOGY SECTOR FUND (	Class A	11.23%	2.87%	8.07%
JNL/MC TECHNOLOGY SECTOR FUND ( Dow Jones US Technology Index	Dow Jones US Technology Index	12.08%	3.50%	9.16%
JNL/MC TECHNOLOGY SECTOR FUND (	Class B	11.57%	3.08%		4.80%	Mar 5, 2004
Dow Jones US Technology Index	Dow Jones US Technology Index	12.08%	3.50%		5.34%	Mar 5, 2004

JNL/MC TECHNOLOGY SECTOR FUND | JNL/MC TECHNOLOGY SECTOR FUND (

JNL/MC TECHNOLOGY SECTOR FUND | JNL/MC TECHNOLOGY SECTOR FUND (

JNL/MC S&P 10 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/MC S&P 10 FUND JNL/MC S&P 10 FUND (A)
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.67%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P 10 FUND JNL/MC S&P 10 FUND (A)	68	214	373	835

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The stocks in the S&P 500 are first ranked by market capitalization and then half of largest market capitalization companies are selected. From these selected companies half of the companies with the lowest price to sale ratio are selected and then from this group ten companies with the greatest one-year price appreciation are selected.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31

Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC S&P 10 FUND	Label	1 Year	5 Years	10 Years
JNL/MC S&P 10 FUND (A)	Class A	19.68%	(7.42%)	3.68%
JNL/MC S&P 10 FUND (A) SP 500 Index	S&P 500	16.00%	1.66%	7.10%

JNL/MC GLOBAL 15 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/MC GLOBAL 15 FUND JNL/MC GLOBAL 15 FUND (A)
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.70%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC GLOBAL 15 FUND JNL/MC GLOBAL 15 FUND (A)	72	224	390	871

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31

Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC GLOBAL 15 FUND	Label	1 Year	5 Years	10 Years
JNL/MC GLOBAL 15 FUND (A)	Class A	22.91%	(2.69%)	9.83%
JNL/MC GLOBAL 15 FUND (A) MSCI World Index	MSCI World Index	15.83%	(1.18%)	7.51%

JNL/MC 25 FUND
Investment Objective.
The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC 25 FUND	JNL/MC 25 FUND (A)	JNL/MC 25 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.64%	0.44%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC 25 FUND (A)	65	205	357	798
JNL/MC 25 FUND (B)	45	141	246	555

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC 25 FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC 25 FUND (A)	Class A	17.70%	9.29%	10.33%
JNL/MC 25 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	7.10%
JNL/MC 25 FUND (A) S&P Midcap 400/Citigroup Value Index	S&P Midcap 400/Citigroup Value Index	18.54%	4.34%	10.46%
JNL/MC 25 FUND (B)	Class B	17.90%	9.51%		7.56%	May 1, 2006
JNL/MC 25 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%		3.54%	May 1, 2006
JNL/MC 25 FUND (B) S&P Midcap 400/Citigroup Value Index	S&P Midcap 400/Citigroup Value Index	18.54%	4.34%		4.11%	May 1, 2006

JNL/MC 25 FUND | JNL/MC 25 FUND (A)

JNL/MC 25 FUND | JNL/MC 25 FUND (B)

JNL/MC SELECT SMALL-CAP FUND
Investment Objective.
The investment objective of the Fund is total return through capital appreciation.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC SELECT SMALL-CAP FUND	JNL/MC SELECT SMALL-CAP FUND (A	JNL/MC SELECT SMALL-CAP FUND (B
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.65%	0.45%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC SELECT SMALL-CAP FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC SELECT SMALL-CAP FUND (A	66	208	362	810
JNL/MC SELECT SMALL-CAP FUND (B	46	144	252	567

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, or The Nasdaq Stock Market on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The population of securities from which the Fund’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC SELECT SMALL-CAP FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC SELECT SMALL-CAP FUND (A	Class A	15.90%	(3.17%)	4.24%
JNL/MC SELECT SMALL-CAP FUND (A Russell 2000 Index	Russell 2000 Index	16.35%	3.56%	9.12%
JNL/MC SELECT SMALL-CAP FUND (B	Class B	16.17%	2.97%		3.84%	May 1, 2006
JNL/MC SELECT SMALL-CAP FUND (B Russell 2000 Index	Russell 2000 Index	16.35%	3.56%		3.07%	May 1, 2006

JNL/MC SELECT SMALL-CAP FUND | JNL/MC SELECT SMALL-CAP FUND (A

JNL/MC SELECT SMALL-CAP FUND | JNL/MC SELECT SMALL-CAP FUND (B

JNL/MC NASDAQ 25 FUND
Investment Objective.
The investment objective of the Fund is total return.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC NASDAQ 25 FUND	JNL/MC NASDAQ 25 FUND (A)	JNL/MC NASDAQ 25 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Acquired Fund Fees and Expenses	0.69%	0.49%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC NASDAQ 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC NASDAQ 25 FUND (A)	70	221	384	859
JNL/MC NASDAQ 25 FUND (B)	50	157	274	616

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.  The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one-year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected.  The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC NASDAQ 25 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC NASDAQ 25 FUND (A)	Class A	19.66%	2.33%	5.09%	Oct 4, 2004
JNL/MC NASDAQ 25 FUND (A) Nasdaq 100 Index	Nasdaq 100 Index	18.36%	5.89%	8.31%	Oct 4, 2004
JNL/MC NASDAQ 25 FUND (B)	Class B	19.75%	2.52%	3.51%	Dec 3, 2007
JNL/MC NASDAQ 25 FUND (B) Nasdaq 100 Index	Nasdaq 100 Index	18.36%	5.89%	5.99%	Dec 3, 2007

JNL/MC NASDAQ 25 FUND | JNL/MC NASDAQ 25 FUND (A)

JNL/MC NASDAQ 25 FUND | JNL/MC NASDAQ 25 FUND (B)

JNL/MC VALUE LINE 30 FUND
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC VALUE LINE 30 FUND	JNL/MC VALUE LINE 30 FUND (A)	JNL/MC VALUE LINE 30 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.10%	0.10%
Acquired Fund Fees and Expenses	0.74%	0.54%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC VALUE LINE 30 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC VALUE LINE 30 FUND (A)	76	237	411	918
JNL/MC VALUE LINE 30 FUND (B)	55	173	302	677

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for “TimelinessTM”.  Value Line® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges.  Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.  Value Line® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.  The 30 companies are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC VALUE LINE 30 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC VALUE LINE 30 FUND (A)	Class A	9.16%	(9.11%)	1.86%	Oct 4, 2004
JNL/MC VALUE LINE 30 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004
JNL/MC VALUE LINE 30 FUND (B)	Class B	9.25%	(9.13%)	(8.76%)	Dec 3, 2007
JNL/MC VALUE LINE 30 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	(1.62%)	Dec 3, 2007

JNL/MC VALUE LINE 30 FUND | JNL/MC VALUE LINE 30 FUND (A)

JNL/MC VALUE LINE 30 FUND | JNL/MC VALUE LINE 30 FUND (B)

JNL/MC DOW DIVIDEND FUND
Investment Objective.
The investment objective of the Fund is to provide the potential for an above-average total return.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC DOW DIVIDEND FUND	JNL/MC DOW DIVIDEND FUND (A)	JNL/MC DOW DIVIDEND FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.67%	0.47%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC DOW DIVIDEND FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC DOW DIVIDEND FUND (A)	68	214	373	835
JNL/MC DOW DIVIDEND FUND (B)	48	151	263	591

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC DOW DIVIDEND FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC DOW DIVIDEND FUND (A)	Class A	11.49%	(4.26%)	(2.01%)	Jan 17, 2006
JNL/MC DOW DIVIDEND FUND (A) Dow Jones US Select Dividend Index	Dow Jones U.S. Select Dividend Index	10.84%	2.49%	3.32%	Jan 17, 2006
JNL/MC DOW DIVIDEND FUND (B)	Class B	11.57%	(4.11%)	(5.09%)	Dec 3, 2007
JNL/MC DOW DIVIDEND FUND (B) Dow Jones US Select Dividend Index	Dow Jones U.S. Select Dividend Index	10.84%	2.49%	1.86%	Dec 3, 2007

JNL/MC DOW DIVIDEND FUND | JNL/MC DOW DIVIDEND FUND (A)

JNL/MC DOW DIVIDEND FUND | JNL/MC DOW DIVIDEND FUND (B)

JNL/MC JNL 5 FUND
Investment Objective.
The investment objective of the Fund is total return through capital appreciation and dividend income.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC JNL 5 FUND	JNL/MC JNL 5 FUND (A)	JNL/MC JNL 5 FUND (B)
Management Fees (as a percentage of Assets)	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.64%	0.44%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC JNL 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL 5 FUND (A)	65	205	357	798
JNL/MC JNL 5 FUND (B)	45	141	246	555

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the DowSM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC JNL 5 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL 5 FUND (A)	Class A	18.04%	(0.71%)	4.26%	Oct 4, 2004
JNL/MC JNL 5 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004
JNL/MC JNL 5 FUND (B)	Class B	18.25%	(0.52%)	4.46%	Oct 4, 2004
JNL/MC JNL 5 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct 4, 2004

JNL/MC JNL 5 FUND | JNL/MC JNL 5 FUND (A)

JNL/MC JNL 5 FUND | JNL/MC JNL 5 FUND (B)

JNL/MC S&P 24 FUND
Investment Objective.
The investment objective of the Fund is total return through capital appreciation.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC S&P 24 FUND	JNL/MC S&P 24 FUND (A)	JNL/MC S&P 24 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC S&P 24 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P 24 FUND (A)	67	211	368	822
JNL/MC S&P 24 FUND (B)	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation.  To select the companies for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield, and highest bullish indicator.  The Sub-Adviser then selects three companies from each of the right sectors.  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC S&P 24 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC S&P 24 FUND (A)	Class A	11.53%	1.74%	2.87%	May 1, 2006
JNL/MC S&P 24 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	3.54%	May 1, 2006
JNL/MC S&P 24 FUND (B)	Class B	11.81%	1.96%	1.71%	Dec 3, 2007
JNL/MC S&P 24 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	1.62%	Dec 3, 2007

JNL/MC S&P 24 FUND | JNL/MC S&P 24 FUND (A)

JNL/MC S&P 24 FUND | JNL/MC S&P 24 FUND (B)

JNL/MC JNL OPTIMIZED 5 FUND
Investment Objective.
The investment objective of the Fund is capital appreciation.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC JNL OPTIMIZED 5 FUND	JNL/MC JNL OPTIMIZED 5 FUND (A)	JNL/MC JNL OPTIMIZED 5 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC JNL OPTIMIZED 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL OPTIMIZED 5 FUND (A)	69	218	379	847
JNL/MC JNL OPTIMIZED 5 FUND (B)	49	154	269	604

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

•	25% in the Nasdaq® 25 Strategy;
•	25% in the Value Line® 30 Strategy;
•	24% in the European 20 Strategy;
•	14% in the Global 15 Strategy; and
•	12% in the 25 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.  The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC JNL OPTIMIZED 5 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL OPTIMIZED 5 FUND (A)	Class A	14.31%	(2.75%)	1.03%	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	3.54%	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND (B)	Class B	14.52%	(2.55%)	1.22%	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	3.54%	May 1, 2006

JNL/MC JNL OPTIMIZED 5 FUND | JNL/MC JNL OPTIMIZED 5 FUND (A)

JNL/MC JNL OPTIMIZED 5 FUND | JNL/MC JNL OPTIMIZED 5 FUND (B)

JNL/MC S&P SMID 60 FUND
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC S&P SMID 60 FUND	JNL/MC S&P SMID 60 FUND (A)	JNL/MC S&P SMID 60 FUND (B)
Management Fees (as a percentage of Assets)	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC S&P SMID 60 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC S&P SMID 60 FUND (A)	67	211	368	822
JNL/MC S&P SMID 60 FUND (B)	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies.

The Fund invests in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 companies in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) (each an “Index”, collectively the “Indexes”).  The 60 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation, and ratio of cash flow per share to stock price.  The 30 companies selected from the S&P MidCap 400 are given twice the weight of the 30 companies selected from the S&P SmallCap 600.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC S&P SMID 60 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC S&P SMID 60 FUND (A)	Class A	13.85%	7.43%	4.41%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (A) S&P Midcap 400 Index	S&P Midcap 400 Index	17.88%	5.15%	4.35%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (A) S&P Smallcap 600 Index	S&P Smallcap 600 Index	16.32%	5.14%	3.48%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (B)	Class B	13.96%	7.59%	4.58%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (B) S&P Midcap 400 Index	S&P Midcap 400 Index	17.88%	5.15%	4.35%	Apr 30, 2007
JNL/MC S&P SMID 60 FUND (B) S&P Smallcap 600 Index	S&P Smallcap 600 Index	16.32%	5.14%	3.48%	Apr 30, 2007

JNL/MC S&P SMID 60 FUND | JNL/MC S&P SMID 60 FUND (A)
Expenses
Not Applicable
Expense Example.
Performance.

JNL/MC S&P SMID 60 FUND | JNL/MC S&P SMID 60 FUND (B)
Expenses
Not Applicable
Expense Example.
Performance.

JNL/MC NYSE INTERNATIONAL 25 FUND
Investment Objective.
The investment objective of the Fund is to provide capital appreciation.
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees (fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses JNL/MC NYSE INTERNATIONAL 25 FUND	JNL/MC NYSE INTERNATIONAL 25 FUND (A)	JNL/MC NYSE INTERNATIONAL 25 FUND (B)
Management Fees (as a percentage of Assets)	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Acquired Fund Fees and Expenses	0.78%	0.58%

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example JNL/MC NYSE INTERNATIONAL 25 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC NYSE INTERNATIONAL 25 FUND (A)	80	249	433	966
JNL/MC NYSE INTERNATIONAL 25 FUND (B)	59	186	324	726

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on each Stock Selection Date by ranking the stocks of the NYSE International IndexSM based on two factors: price to book and price to cash flow. The Sub-Adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Average Annual Total Returns as of December 31, 2012
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Average Annual Total Returns JNL/MC NYSE INTERNATIONAL 25 FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/MC NYSE INTERNATIONAL 25 FUND (A)	Class A	11.69%	(8.56%)	(5.01%)	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (A) NYSE International 100 Index	NYSE International 100 Index	16.80%	(4.15%)	(2.16%)	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (B)	Class B	12.02%	(8.36%)	(4.81%)	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND (B) NYSE International 100 Index	NYSE International 100 Index	16.80%	(4.15%)	(2.16%)	Apr 30, 2007

JNL/MC NYSE INTERNATIONAL 25 FUND | JNL/MC NYSE INTERNATIONAL 25 FUND (A)

JNL/MC NYSE INTERNATIONAL 25 FUND | JNL/MC NYSE INTERNATIONAL 25 FUND (B)

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2013
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
JNL/Mellon Capital DOW 10 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.70%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/Mellon Capital DOW 10 FUND | JNL/Mellon Capital DOW 10 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	25.75%
Annual Return 2004	rr_AnnualReturn2004	2.87%
Annual Return 2005	rr_AnnualReturn2005	(5.67%)
Annual Return 2006	rr_AnnualReturn2006	29.56%
Annual Return 2007	rr_AnnualReturn2007	1.02%
Annual Return 2008	rr_AnnualReturn2008	(46.03%)
Annual Return 2009	rr_AnnualReturn2009	15.87%
Annual Return 2010	rr_AnnualReturn2010	24.66%
Annual Return 2011	rr_AnnualReturn2011	17.98%
Annual Return 2012	rr_AnnualReturn2012	11.26%
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	5.03%
JNL/Mellon Capital DOW 10 FUND | Dow Jones Industrial Average | JNL/Mellon Capital DOW 10 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	7.32%
JNL/Mellon Capital VIP FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.  The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

•	The DowSM Dividend Strategy;
•	The European 20 Strategy;
•	The Nasdaq® 25 Strategy;
•	The S&P 24 Strategy;
•	The Select Small-Cap Strategy; and
•	The Value Line® 30 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/Mellon Capital VIP FUND | JNL/Mellon Capital VIP FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2005	rr_AnnualReturn2005	9.78%
Annual Return 2006	rr_AnnualReturn2006	12.08%
Annual Return 2007	rr_AnnualReturn2007	10.91%
Annual Return 2008	rr_AnnualReturn2008	(42.82%)
Annual Return 2009	rr_AnnualReturn2009	23.95%
Annual Return 2010	rr_AnnualReturn2010	15.32%
Annual Return 2011	rr_AnnualReturn2011	(3.56%)
Annual Return 2012	rr_AnnualReturn2012	12.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.66%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/Mellon Capital VIP FUND | JNL/Mellon Capital VIP FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	10.06%
Annual Return 2006	rr_AnnualReturn2006	12.34%
Annual Return 2007	rr_AnnualReturn2007	11.07%
Annual Return 2008	rr_AnnualReturn2008	(42.70%)
Annual Return 2009	rr_AnnualReturn2009	24.37%
Annual Return 2010	rr_AnnualReturn2010	15.31%
Annual Return 2011	rr_AnnualReturn2011	(3.45%)
Annual Return 2012	rr_AnnualReturn2012	12.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.62%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	12.38%
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/Mellon Capital VIP FUND | SP 500 Index | JNL/Mellon Capital VIP FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/Mellon Capital VIP FUND | SP 500 Index | JNL/Mellon Capital VIP FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Telecommunications Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Telecommunications Index was $1.09 billion to $191.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.  Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	33.02%
Annual Return 2004	rr_AnnualReturn2004	17.67%
Annual Return 2005	rr_AnnualReturn2005	0.96%
Annual Return 2006	rr_AnnualReturn2006	36.12%
Annual Return 2007	rr_AnnualReturn2007	4.30%
Annual Return 2008	rr_AnnualReturn2008	(39.64%)
Annual Return 2009	rr_AnnualReturn2009	25.59%
Annual Return 2010	rr_AnnualReturn2010	22.53%
Annual Return 2011	rr_AnnualReturn2011	(3.19%)
Annual Return 2012	rr_AnnualReturn2012	20.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 3/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.69%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	20.34%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	9.28%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	1.18%
Annual Return 2006	rr_AnnualReturn2006	36.68%
Annual Return 2007	rr_AnnualReturn2007	4.46%
Annual Return 2008	rr_AnnualReturn2008	(39.64%)
Annual Return 2009	rr_AnnualReturn2009	26.12%
Annual Return 2010	rr_AnnualReturn2010	22.55%
Annual Return 2011	rr_AnnualReturn2011	(3.18%)
Annual Return 2012	rr_AnnualReturn2012	20.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 3/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.55%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	20.83%
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | Dow Jones US Telecommunications Index | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Telecommunications Index
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	7.03%
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | Dow Jones US Telecommunications Index | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Telecommunications Index
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Consumer Services Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Consumer Services Index was $718.2 million to $228.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer Services Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Consumer Services Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio..

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	20.88%
Annual Return 2004	rr_AnnualReturn2004	10.08%
Annual Return 2005	rr_AnnualReturn2005	(2.41%)
Annual Return 2006	rr_AnnualReturn2006	13.44%
Annual Return 2007	rr_AnnualReturn2007	(7.86%)
Annual Return 2008	rr_AnnualReturn2008	(31.29%)
Annual Return 2009	rr_AnnualReturn2009	33.14%
Annual Return 2010	rr_AnnualReturn2010	22.78%
Annual Return 2011	rr_AnnualReturn2011	6.53%
Annual Return 2012	rr_AnnualReturn2012	23.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	23.47%
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	7.20%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	(2.15%)
Annual Return 2006	rr_AnnualReturn2006	13.71%
Annual Return 2007	rr_AnnualReturn2007	(7.67%)
Annual Return 2008	rr_AnnualReturn2008	(31.20%)
Annual Return 2009	rr_AnnualReturn2009	33.41%
Annual Return 2010	rr_AnnualReturn2010	22.92%
Annual Return 2011	rr_AnnualReturn2011	6.79%
Annual Return 2012	rr_AnnualReturn2012	23.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.39%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	23.72%
5 Years	rr_AverageAnnualReturnYear05	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | Dow Jones US Consumer Services Index | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Consumer Services Index
1 Year	rr_AverageAnnualReturnYear01	24.16%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	8.77%
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | Dow Jones US Consumer Services Index | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Consumer Services Index
1 Year	rr_AverageAnnualReturnYear01	24.16%
5 Years	rr_AverageAnnualReturnYear05	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital HEALTHCARE SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Health Care Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Health Care Index was $853.4 million to $194.2 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Health Care Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	28.33%
Annual Return 2004	rr_AnnualReturn2004	3.46%
Annual Return 2005	rr_AnnualReturn2005	7.51%
Annual Return 2006	rr_AnnualReturn2006	6.19%
Annual Return 2007	rr_AnnualReturn2007	7.65%
Annual Return 2008	rr_AnnualReturn2008	(23.20%)
Annual Return 2009	rr_AnnualReturn2009	20.97%
Annual Return 2010	rr_AnnualReturn2010	3.88%
Annual Return 2011	rr_AnnualReturn2011	10.88%
Annual Return 2012	rr_AnnualReturn2012	18.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.55%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	18.47%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	7.55%
JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	7.30%
Annual Return 2006	rr_AnnualReturn2006	6.45%
Annual Return 2007	rr_AnnualReturn2007	7.83%
Annual Return 2008	rr_AnnualReturn2008	(23.05%)
Annual Return 2009	rr_AnnualReturn2009	21.12%
Annual Return 2010	rr_AnnualReturn2010	4.13%
Annual Return 2011	rr_AnnualReturn2011	11.13%
Annual Return 2012	rr_AnnualReturn2012	18.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 12/31/2011):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.49%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	18.77%
5 Years	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital HEALTHCARE SECTOR FUND | Dow Jones US Health Care Index | JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Health Care Index
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	7.44%
JNL/Mellon Capital HEALTHCARE SECTOR FUND | Dow Jones US Health Care Index | JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Health Care Index
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital FINANCIAL SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Financial Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Financial Index was $764.6 million to $179.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Financials Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	33.29%
Annual Return 2004	rr_AnnualReturn2004	13.48%
Annual Return 2005	rr_AnnualReturn2005	6.11%
Annual Return 2006	rr_AnnualReturn2006	18.68%
Annual Return 2007	rr_AnnualReturn2007	(17.36%)
Annual Return 2008	rr_AnnualReturn2008	(50.64%)
Annual Return 2009	rr_AnnualReturn2009	18.62%
Annual Return 2010	rr_AnnualReturn2010	13.49%
Annual Return 2011	rr_AnnualReturn2011	(12.89%)
Annual Return 2012	rr_AnnualReturn2012	26.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.22%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	26.12%
5 Years	rr_AverageAnnualReturnYear05	(6.10%)
10 Years	rr_AverageAnnualReturnYear10	1.40%
JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	6.32%
Annual Return 2006	rr_AnnualReturn2006	18.99%
Annual Return 2007	rr_AnnualReturn2007	(17.17%)
Annual Return 2008	rr_AnnualReturn2008	(50.54%)
Annual Return 2009	rr_AnnualReturn2009	18.80%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	(12.76%)
Annual Return 2012	rr_AnnualReturn2012	26.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.15%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	26.56%
5 Years	rr_AverageAnnualReturnYear05	(5.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/Mellon Capital FINANCIAL SECTOR FUND | Dow Jones US Financials Index | JNL/Mellon Capital FINANCIAL SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Financials Index
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	(6.26%)
10 Years	rr_AverageAnnualReturnYear10	1.29%
JNL/Mellon Capital FINANCIAL SECTOR FUND | Dow Jones US Financials Index | JNL/Mellon Capital FINANCIAL SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Financials Index
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	(6.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/MC OIL & GAS SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Oil & Gas Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Oil & Gas Index was $677.6 million to $394.6 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC OIL & GAS SECTOR FUND | JNL/MC OIL & GAS SECTOR FUND (A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	31.51%
Annual Return 2004	rr_AnnualReturn2004	33.33%
Annual Return 2005	rr_AnnualReturn2005	36.79%
Annual Return 2006	rr_AnnualReturn2006	20.79%
Annual Return 2007	rr_AnnualReturn2007	35.29%
Annual Return 2008	rr_AnnualReturn2008	(37.80%)
Annual Return 2009	rr_AnnualReturn2009	19.97%
Annual Return 2010	rr_AnnualReturn2010	19.11%
Annual Return 2011	rr_AnnualReturn2011	3.27%
Annual Return 2012	rr_AnnualReturn2012	4.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.64%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	14.17%
JNL/MC OIL & GAS SECTOR FUND | JNL/MC OIL & GAS SECTOR FUND (B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	579
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	37.03%
Annual Return 2006	rr_AnnualReturn2006	21.05%
Annual Return 2007	rr_AnnualReturn2007	35.57%
Annual Return 2008	rr_AnnualReturn2008	(37.70%)
Annual Return 2009	rr_AnnualReturn2009	20.22%
Annual Return 2010	rr_AnnualReturn2010	19.37%
Annual Return 2011	rr_AnnualReturn2011	3.50%
Annual Return 2012	rr_AnnualReturn2012	4.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.60%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/MC OIL & GAS SECTOR FUND | Dow Jones US Oil & Gas Index | JNL/MC OIL & GAS SECTOR FUND (A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Oil & Gas Index
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	13.77%
JNL/MC OIL & GAS SECTOR FUND | Dow Jones US Oil & Gas Index | JNL/MC OIL & GAS SECTOR FUND (B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Oil & Gas Index
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/MC TECHNOLOGY SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Technology Index was $753.8 million to $501.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC TECHNOLOGY SECTOR FUND | JNL/MC TECHNOLOGY SECTOR FUND (
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	45.26%
Annual Return 2004	rr_AnnualReturn2004	1.14%
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	9.36%
Annual Return 2007	rr_AnnualReturn2007	14.56%
Annual Return 2008	rr_AnnualReturn2008	(43.42%)
Annual Return 2009	rr_AnnualReturn2009	63.82%
Annual Return 2010	rr_AnnualReturn2010	12.11%
Annual Return 2011	rr_AnnualReturn2011	(0.33%)
Annual Return 2012	rr_AnnualReturn2012	11.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.72%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	11.23%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	8.07%
JNL/MC TECHNOLOGY SECTOR FUND | JNL/MC TECHNOLOGY SECTOR FUND (
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	2.58%
Annual Return 2006	rr_AnnualReturn2006	9.47%
Annual Return 2007	rr_AnnualReturn2007	14.77%
Annual Return 2008	rr_AnnualReturn2008	(43.31%)
Annual Return 2009	rr_AnnualReturn2009	64.21%
Annual Return 2010	rr_AnnualReturn2010	12.26%
Annual Return 2011	rr_AnnualReturn2011	(0.18%)
Annual Return 2012	rr_AnnualReturn2012	11.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	11.57%
5 Years	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/MC TECHNOLOGY SECTOR FUND | Dow Jones US Technology Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Technology Index
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2004
JNL/MC TECHNOLOGY SECTOR FUND | Dow Jones US Technology Index | JNL/MC TECHNOLOGY SECTOR FUND (
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Technology Index
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	9.16%
JNL/MC S&P 10 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The stocks in the S&P 500 are first ranked by market capitalization and then half of largest market capitalization companies are selected. From these selected companies half of the companies with the lowest price to sale ratio are selected and then from this group ten companies with the greatest one-year price appreciation are selected.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC S&P 10 FUND | JNL/MC S&P 10 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	18.94%
Annual Return 2004	rr_AnnualReturn2004	17.67%
Annual Return 2005	rr_AnnualReturn2005	37.26%
Annual Return 2006	rr_AnnualReturn2006	4.66%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(49.63%)
Annual Return 2009	rr_AnnualReturn2009	19.76%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Annual Return 2011	rr_AnnualReturn2011	(15.45%)
Annual Return 2012	rr_AnnualReturn2012	19.68%
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	19.68%
5 Years	rr_AverageAnnualReturnYear05	(7.42%)
10 Years	rr_AverageAnnualReturnYear10	3.68%
JNL/MC S&P 10 FUND | SP 500 Index | JNL/MC S&P 10 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
JNL/MC GLOBAL 15 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.34%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC GLOBAL 15 FUND | JNL/MC GLOBAL 15 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	33.15%
Annual Return 2004	rr_AnnualReturn2004	28.11%
Annual Return 2005	rr_AnnualReturn2005	10.19%
Annual Return 2006	rr_AnnualReturn2006	40.11%
Annual Return 2007	rr_AnnualReturn2007	11.12%
Annual Return 2008	rr_AnnualReturn2008	(48.62%)
Annual Return 2009	rr_AnnualReturn2009	31.06%
Annual Return 2010	rr_AnnualReturn2010	14.69%
Annual Return 2011	rr_AnnualReturn2011	(8.26%)
Annual Return 2012	rr_AnnualReturn2012	22.91%
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	22.91%
5 Years	rr_AverageAnnualReturnYear05	(2.69%)
10 Years	rr_AverageAnnualReturnYear10	9.83%
JNL/MC GLOBAL 15 FUND | MSCI World Index | JNL/MC GLOBAL 15 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
JNL/MC 25 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC 25 FUND | JNL/MC 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	32.83%
Annual Return 2004	rr_AnnualReturn2004	21.50%
Annual Return 2005	rr_AnnualReturn2005	(2.93%)
Annual Return 2006	rr_AnnualReturn2006	12.23%
Annual Return 2007	rr_AnnualReturn2007	(2.83%)
Annual Return 2008	rr_AnnualReturn2008	(35.23%)
Annual Return 2009	rr_AnnualReturn2009	5.29%
Annual Return 2010	rr_AnnualReturn2010	22.65%
Annual Return 2011	rr_AnnualReturn2011	8.87%
Annual Return 2012	rr_AnnualReturn2012	17.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.84%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	17.70%
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	10.33%
JNL/MC 25 FUND | JNL/MC 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2007	rr_AnnualReturn2007	(2.59%)
Annual Return 2008	rr_AnnualReturn2008	(3.51%)
Annual Return 2009	rr_AnnualReturn2009	53.31%
Annual Return 2010	rr_AnnualReturn2010	23.16%
Annual Return 2011	rr_AnnualReturn2011	9.15%
Annual Return 2012	rr_AnnualReturn2012	17.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.85%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC 25 FUND | SP 500 Index | JNL/MC 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
JNL/MC 25 FUND | SP 500 Index | JNL/MC 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC 25 FUND | S&P Midcap 400/Citigroup Value Index | JNL/MC 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Midcap 400/Citigroup Value Index
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	10.46%
JNL/MC 25 FUND | S&P Midcap 400/Citigroup Value Index | JNL/MC 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Midcap 400/Citigroup Value Index
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC SELECT SMALL-CAP FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, or The Nasdaq Stock Market on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The population of securities from which the Fund’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC SELECT SMALL-CAP FUND | JNL/MC SELECT SMALL-CAP FUND (A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2003	rr_AnnualReturn2003	48.04%
Annual Return 2004	rr_AnnualReturn2004	12.58%
Annual Return 2005	rr_AnnualReturn2005	8.92%
Annual Return 2006	rr_AnnualReturn2006	9.48%
Annual Return 2007	rr_AnnualReturn2007	(10.45%)
Annual Return 2008	rr_AnnualReturn2008	(40.06%)
Annual Return 2009	rr_AnnualReturn2009	4.89%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Annual Return 2011	rr_AnnualReturn2011	1.36%
Annual Return 2012	rr_AnnualReturn2012	15.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.76%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
10 Years	rr_AverageAnnualReturnYear10	4.24%
JNL/MC SELECT SMALL-CAP FUND | JNL/MC SELECT SMALL-CAP FUND (B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2007	rr_AnnualReturn2007	(10.32%)
Annual Return 2008	rr_AnnualReturn2008	(39.91%)
Annual Return 2009	rr_AnnualReturn2009	5.10%
Annual Return 2010	rr_AnnualReturn2010	15.36%
Annual Return 2011	rr_AnnualReturn2011	1.59%
Annual Return 2012	rr_AnnualReturn2012	16.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 12/31/2011):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.70%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC SELECT SMALL-CAP FUND | Russell 2000 Index | JNL/MC SELECT SMALL-CAP FUND (A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.12%
JNL/MC SELECT SMALL-CAP FUND | Russell 2000 Index | JNL/MC SELECT SMALL-CAP FUND (B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC NASDAQ 25 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.  The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one-year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected.  The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC NASDAQ 25 FUND | JNL/MC NASDAQ 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2005	rr_AnnualReturn2005	(1.01%)
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	19.16%
Annual Return 2008	rr_AnnualReturn2008	(41.51%)
Annual Return 2009	rr_AnnualReturn2009	34.11%
Annual Return 2010	rr_AnnualReturn2010	17.20%
Annual Return 2011	rr_AnnualReturn2011	1.98%
Annual Return 2012	rr_AnnualReturn2012	19.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.02%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	19.66%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC NASDAQ 25 FUND | JNL/MC NASDAQ 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2008	rr_AnnualReturn2008	(41.41%)
Annual Return 2009	rr_AnnualReturn2009	34.34%
Annual Return 2010	rr_AnnualReturn2010	17.48%
Annual Return 2011	rr_AnnualReturn2011	2.27%
Annual Return 2012	rr_AnnualReturn2012	19.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 3/31/2012):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	19.75%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC NASDAQ 25 FUND | Nasdaq 100 Index | JNL/MC NASDAQ 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Nasdaq 100 Index
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC NASDAQ 25 FUND | Nasdaq 100 Index | JNL/MC NASDAQ 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Nasdaq 100 Index
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC VALUE LINE 30 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for “TimelinessTM”.  Value Line® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges.  Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.  Value Line® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.  The 30 companies are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC VALUE LINE 30 FUND | JNL/MC VALUE LINE 30 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2006	rr_AnnualReturn2006	38.80%
Annual Return 2007	rr_AnnualReturn2007	(1.38%)
Annual Return 2008	rr_AnnualReturn2008	(47.36%)
Annual Return 2009	rr_AnnualReturn2009	14.44%
Annual Return 2010	rr_AnnualReturn2010	22.45%
Annual Return 2011	rr_AnnualReturn2011	(22.98%)
Annual Return 2012	rr_AnnualReturn2012	9.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.74%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	9.16%
5 Years	rr_AverageAnnualReturnYear05	(9.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC VALUE LINE 30 FUND | JNL/MC VALUE LINE 30 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2008	rr_AnnualReturn2008	(47.63%)
Annual Return 2009	rr_AnnualReturn2009	14.37%
Annual Return 2010	rr_AnnualReturn2010	22.62%
Annual Return 2011	rr_AnnualReturn2011	(22.89%)
Annual Return 2012	rr_AnnualReturn2012	9.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.71%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	(9.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC VALUE LINE 30 FUND | SP 500 Index | JNL/MC VALUE LINE 30 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC VALUE LINE 30 FUND | SP 500 Index | JNL/MC VALUE LINE 30 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC DOW DIVIDEND FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide the potential for an above-average total return.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC DOW DIVIDEND FUND | JNL/MC DOW DIVIDEND FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2007	rr_AnnualReturn2007	(10.01%)
Annual Return 2008	rr_AnnualReturn2008	(49.27%)
Annual Return 2009	rr_AnnualReturn2009	20.03%
Annual Return 2010	rr_AnnualReturn2010	12.06%
Annual Return 2011	rr_AnnualReturn2011	5.77%
Annual Return 2012	rr_AnnualReturn2012	11.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.82%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2006
JNL/MC DOW DIVIDEND FUND | JNL/MC DOW DIVIDEND FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2008	rr_AnnualReturn2008	(49.31%)
Annual Return 2009	rr_AnnualReturn2009	20.39%
Annual Return 2010	rr_AnnualReturn2010	12.27%
Annual Return 2011	rr_AnnualReturn2011	6.05%
Annual Return 2012	rr_AnnualReturn2012	11.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.96%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	11.57%
5 Years	rr_AverageAnnualReturnYear05	(4.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC DOW DIVIDEND FUND | Dow Jones US Select Dividend Index | JNL/MC DOW DIVIDEND FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2006
JNL/MC DOW DIVIDEND FUND | Dow Jones US Select Dividend Index | JNL/MC DOW DIVIDEND FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC JNL 5 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the DowSM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC JNL 5 FUND | JNL/MC JNL 5 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2005	rr_AnnualReturn2005	10.75%
Annual Return 2006	rr_AnnualReturn2006	18.82%
Annual Return 2007	rr_AnnualReturn2007	1.51%
Annual Return 2008	rr_AnnualReturn2008	(42.39%)
Annual Return 2009	rr_AnnualReturn2009	23.74%
Annual Return 2010	rr_AnnualReturn2010	17.11%
Annual Return 2011	rr_AnnualReturn2011	(2.07%)
Annual Return 2012	rr_AnnualReturn2012	18.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.89%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	18.04%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC JNL 5 FUND | JNL/MC JNL 5 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2005	rr_AnnualReturn2005	10.93%
Annual Return 2006	rr_AnnualReturn2006	18.99%
Annual Return 2007	rr_AnnualReturn2007	1.78%
Annual Return 2008	rr_AnnualReturn2008	(42.35%)
Annual Return 2009	rr_AnnualReturn2009	24.19%
Annual Return 2010	rr_AnnualReturn2010	17.27%
Annual Return 2011	rr_AnnualReturn2011	(1.85%)
Annual Return 2012	rr_AnnualReturn2012	18.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.97%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	18.25%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC JNL 5 FUND | SP 500 Index | JNL/MC JNL 5 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC JNL 5 FUND | SP 500 Index | JNL/MC JNL 5 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2004
JNL/MC S&P 24 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation.  To select the companies for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield, and highest bullish indicator.  The Sub-Adviser then selects three companies from each of the right sectors.  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC S&P 24 FUND | JNL/MC S&P 24 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2007	rr_AnnualReturn2007	7.57%
Annual Return 2008	rr_AnnualReturn2008	(32.72%)
Annual Return 2009	rr_AnnualReturn2009	18.70%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Annual Return 2011	rr_AnnualReturn2011	4.91%
Annual Return 2012	rr_AnnualReturn2012	11.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC S&P 24 FUND | JNL/MC S&P 24 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	579
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2008	rr_AnnualReturn2008	(32.63%)
Annual Return 2009	rr_AnnualReturn2009	19.16%
Annual Return 2010	rr_AnnualReturn2010	16.76%
Annual Return 2011	rr_AnnualReturn2011	5.14%
Annual Return 2012	rr_AnnualReturn2012	11.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 9/30/2010):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	11.81%
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC S&P 24 FUND | SP 500 Index | JNL/MC S&P 24 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC S&P 24 FUND | SP 500 Index | JNL/MC S&P 24 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2007
JNL/MC JNL OPTIMIZED 5 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

•	25% in the Nasdaq® 25 Strategy;
•	25% in the Value Line® 30 Strategy;
•	24% in the European 20 Strategy;
•	14% in the Global 15 Strategy; and
•	12% in the 25 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.  The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC JNL OPTIMIZED 5 FUND | JNL/MC JNL OPTIMIZED 5 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2007	rr_AnnualReturn2007	13.58%
Annual Return 2008	rr_AnnualReturn2008	(46.08%)
Annual Return 2009	rr_AnnualReturn2009	37.72%
Annual Return 2010	rr_AnnualReturn2010	13.67%
Annual Return 2011	rr_AnnualReturn2011	(9.84%)
Annual Return 2012	rr_AnnualReturn2012	14.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND | JNL/MC JNL OPTIMIZED 5 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2007	rr_AnnualReturn2007	13.80%
Annual Return 2008	rr_AnnualReturn2008	(46.97%)
Annual Return 2009	rr_AnnualReturn2009	38.02%
Annual Return 2010	rr_AnnualReturn2010	14.04%
Annual Return 2011	rr_AnnualReturn2011	(9.77%)
Annual Return 2012	rr_AnnualReturn2012	14.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	(2.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND | SP 500 Index | JNL/MC JNL OPTIMIZED 5 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC JNL OPTIMIZED 5 FUND | SP 500 Index | JNL/MC JNL OPTIMIZED 5 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
JNL/MC S&P SMID 60 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies.

The Fund invests in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 companies in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) (each an “Index”, collectively the “Indexes”).  The 60 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 according to a screening process that considers average daily dollar trading volume, price to book ratio, 3-month price appreciation, and ratio of cash flow per share to stock price.  The 30 companies selected from the S&P MidCap 400 are given twice the weight of the 30 companies selected from the S&P SmallCap 600.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC S&P SMID 60 FUND | JNL/MC S&P SMID 60 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	Expenses
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2008	rr_AnnualReturn2008	(30.22%)
Annual Return 2009	rr_AnnualReturn2009	61.99%
Annual Return 2010	rr_AnnualReturn2010	20.76%
Annual Return 2011	rr_AnnualReturn2011	(7.72%)
Annual Return 2012	rr_AnnualReturn2012	13.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	13.85%
5 Years	rr_AverageAnnualReturnYear05	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC S&P SMID 60 FUND | JNL/MC S&P SMID 60 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	Expenses
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	579
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2008	rr_AnnualReturn2008	(30.10%)
Annual Return 2009	rr_AnnualReturn2009	61.79%
Annual Return 2010	rr_AnnualReturn2010	20.81%
Annual Return 2011	rr_AnnualReturn2011	(7.42%)
Annual Return 2012	rr_AnnualReturn2012	13.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2011):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.28%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC S&P SMID 60 FUND | S&P Midcap 400 Index | JNL/MC S&P SMID 60 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Midcap 400 Index
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC S&P SMID 60 FUND | S&P Midcap 400 Index | JNL/MC S&P SMID 60 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Midcap 400 Index
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC S&P SMID 60 FUND | S&P Smallcap 600 Index | JNL/MC S&P SMID 60 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Index
1 Year	rr_AverageAnnualReturnYear01	16.32%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC S&P SMID 60 FUND | S&P Smallcap 600 Index | JNL/MC S&P SMID 60 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Smallcap 600 Index
1 Year	rr_AverageAnnualReturnYear01	16.32%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on each Stock Selection Date by ranking the stocks of the NYSE International IndexSM based on two factors: price to book and price to cash flow. The Sub-Adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
JNL/MC NYSE INTERNATIONAL 25 FUND | JNL/MC NYSE INTERNATIONAL 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class A
Annual Return 2008	rr_AnnualReturn2008	(45.79%)
Annual Return 2009	rr_AnnualReturn2009	35.56%
Annual Return 2010	rr_AnnualReturn2010	2.26%
Annual Return 2011	rr_AnnualReturn2011	(23.86%)
Annual Return 2012	rr_AnnualReturn2012	11.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2011)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.27%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	(8.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND | JNL/MC NYSE INTERNATIONAL 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return, Column [Text]	rr_AnnualReturnColumnName	Class B
Annual Return 2008	rr_AnnualReturn2008	(45.62%)
Annual Return 2009	rr_AnnualReturn2009	35.60%
Annual Return 2010	rr_AnnualReturn2010	2.45%
Annual Return 2011	rr_AnnualReturn2011	(23.64%)
Annual Return 2012	rr_AnnualReturn2012	12.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 9/30/2011)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.16%)
Label	rr_AverageAnnualReturnLabel	Class B
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	(8.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND | NYSE International 100 Index | JNL/MC NYSE INTERNATIONAL 25 FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NYSE International 100 Index
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
JNL/MC NYSE INTERNATIONAL 25 FUND | NYSE International 100 Index | JNL/MC NYSE INTERNATIONAL 25 FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NYSE International 100 Index
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007